Filed pursuant to Rule 497
File No. 333-149374

FS INVESTMENT CORPORATION

Supplement dated February 18, 2010
to
Prospectus dated August 28, 2009

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation (“FSIC”) dated August 28, 2009, as supplemented by the supplements dated October 13, 2009, November 20, 2009 and January 19, 2010.

You should carefully consider the “Risk Factors” beginning on page 29 of the Prospectus before you decide to invest.

Status of Our Initial Public Offering

In our monthly closing on February 1, 2010, we accepted subscriptions for 1,591,012 shares of our common stock at an average price per share of $10.34 for corresponding gross proceeds of $16,446,406. Since commencing our public offering on December 15, 2008, we have received and accepted subscriptions totaling $123,694,244. Including $1,000,008 contributed by principals of our investment adviser in February 2008, we have accepted subscriptions for gross proceeds of $124,694,252 to date.

Portfolio Update

From January 1, 2010 to February 12, 2010, we invested in seven new portfolio companies and increased our positions in five others through secondary market transactions. During this period, we sold interests in American Safety Razor and Reader’s Digest Association, Inc. Also, our entire position in Sorenson Communications, Inc. was paid down in full. All of these transactions, excluding American Safety Razor, resulted in realized gains.

As of February 12, 2010, our investment portfolio consists of 56 positions in senior secured loans, second lien secured loans, senior secured bonds and mezzanine debt of U.S. and European companies with an average annual EBITDA of $267.3 million. The investments in our portfolio were purchased at an average price of 87.3% of par value. The weighted average credit rating of our portfolio is B3 based upon the Moody’s scale and our estimated gross annual portfolio yield is 11.3%(1). We intend to continue to grow our portfolio. The following is our investment portfolio as of February 12, 2010.

(1)	Based upon the purchase price of our investments.

		Date of Most	Original	Par
Security	Industry	Recent Purchase	Cost	Value

Senior Secured Loans – First Lien (48.5%)
Texas Competitive Electric Holdings (TXU Corp.), L+350, 10/10/14	Utilities	Jan-10	$4,989,190	$6,473,350
First Data Corporation, L+275, 9/24/14	Information Technology	Dec-09	$2,287,998	$2,982,233
Vertellus Specialties, Inc., L+425, 12/10/12	Materials	Feb-09	$395,675	$486,985
Global Tel Link, L+600, 2/14/13	Telecommunication Services	Feb-09	$351,917	$401,045
DTN, Inc., L+500, 3/10/13	Information Technology	Feb-09	$418,812	$481,393
King Pharmaceuticals, Inc., L+500, 4/19/12	Healthcare	Feb-09	$21,692	$24,069
Corel Corporation, L+400, 5/2/12	Information Technology	Aug-09	$1,294,635	$1,568,542
1-800 Contacts, L+395, 3/4/15	Healthcare	Jul-09	$2,696,260	$3,079,185
Clarke American, L+250, 6/30/14	Industrials	Dec-09	$1,749,267	$2,483,473
Kenan Advantage Group, Inc., L+275, 12/16/11	Industrials	Mar-09	$742,322	$989,762
West Corp, L+500, 10/24/13	Telecommunication Services	Mar-09	$431,855	$494,962
Contec LLC, L+475, 7/28/14	Telecommunication Services	May-09	$1,572,108	$1,983,681
Apptis Inc, L+325, 12/20/12	Information Technology	Apr-09	$588,718	$803,632
Safenet, L+250, 4/12/14	Information Technology	Mar-09	$339,023	$494,924
Intralinks, L+275, 6/15/14	Information Technology	May-09	$1,075,822	$1,480,188
NCO Group, L+500, 5/15/13	Information Technology	Dec-09	$2,552,998	$2,954,595
Columbian Chemicals, L+600, 3/16/13	Materials	Apr-09	$752,548	$1,213,787
Quantum Corp, L+350, 7/12/14	Information Technology	Apr-09	$744,353	$896,811
Clientlogic Corporation (Sitel), L+550, 1/30/14	Telecommunication Services	Jun-09	$1,440,000	$2,000,000
Caritor, Inc. (Keane), L+225, 6/4/13	Information Technology	Jul-09	$1,518,561	$1,988,169
WCP Exposition Services, L+600, 8/29/11	Consumer Discretionary	Jun-09	$246,117	$543,904
Pierre Foods, Inc., L+600, 9/30/14	Consumer Staples	Sep-09	$2,764,500	$2,850,000
CamelBak Products, Prime+475, 8/4/11	Consumer Discretionary	Oct-09	$1,799,232	$1,966,374
AmWINS Group, Inc., L+250, 6/8/13	Financials	Oct-09	$750,750	$975,000
National Processing Company , L+500, 10/31/13	Information Technology	Dec-09	$1,133,369	$1,196,168
Edwards Limited, L+200, 5/31/14	Industrials	Oct-09	$1,248,000	$1,950,000
Mosaic Sales Solutions, L+275, 4/3/13	Consumer Discretionary	Oct-09	$577,834	$888,975
Yell Group Plc, L+300, 7/31/14	Consumer Discretionary	Oct-09	$644,425	$845,147
InfrastruX Group, Inc, L+500, 0.5% PIK, 11/3/12	Industrials	Oct-09	$665,624	$723,504
SemGroup, L+700, 11/30/12	Energy	Nov-09	$3,800,000	$4,000,000
Green Tree Financial, L+575, 12/15/15	Financials	Dec-09	$2,850,000	$3,000,000
Carmike Cinemas, L+350, 1/30/16	Consumer Discretionary	Jan-10	$990,000	$1,000,000
Spansion, Inc, L+550, 1/8/15	Information Technology	Feb-10	$3,920,000	$4,000,000
Smurfit-Stone Container Enterprises, Inc., L+475, 2/15/16	Industrials	Feb-10	$6,930,000	$7,000,000
Cedar Fair Entertainment Company, L.P., L+375, 8/15/14	Consumer Discretionary	Feb-10	$7,960,000	$8,000,000

Senior Secured Loans – Second Lien (37.2%)
Asurion Corp, L+650, 7/3/15	Financials	Dec-09	$2,552,500	$3,000,000
Bresnan Communications LLC, L+450, 3/29/14	Telecommunication Services	Jan-09	$360,000	$500,000
Harrington Holdings, L+600, 7/11/14	Healthcare	Apr-09	$640,000	$1,000,000
Intergraph, L+600, 11/28/14	Information Technology	Apr-09	$850,000	$1,000,000
Awesome Acquisition Company (CiCi), L+500, 6/4/14	Consumer Discretionary	Oct-09	$2,125,902	$2,939,757
Dresser Inc, L+575, 5/4/15	Energy	Dec-09	$5,352,788	$6,405,000
Aspect Software Group, L+700, 6/29/12	Information Technology	Jan-10	$3,890,000	$5,500,000
Sirius Computer, L+600, 5/30/13	Information Technology	Aug-09	$2,065,000	$3,000,000
FR Brand Acquisition Corp, L+600, 2/7/15	Industrials	Jul-09	$1,260,000	$2,000,000
Building Materials Corp of America, L+575, 10/6/14	Materials	Jul-09	$1,630,000	$2,000,000
Custom Building Products, L+800, 4/20/12	Materials	Aug-09	$2,321,875	$2,500,000
AmWINS Group, Inc., L+550, 6/8/14	Financials	Oct-09	$180,000	$300,000
Allen Systems Group, L+800, 2.0% PIK, 4/19/14	Information Technology	Oct-09	$3,790,000	$4,000,000
Attachmate Corporation, L+675, 10/13/13	Information Technology	Jan-10	$4,127,500	$5,000,000
ILC Holdings, Inc., 11.5%, 6/30/12	Industrials	Dec-09	$4,000,000	$4,000,000
Tenaska Power Fund, L+425, 12/15/14	Energy	Dec-09	$1,700,000	$2,000,000
Datatel, Inc., L+825, 12/10/16	Information Technology	Dec-09	$4,900,000	$5,000,000
Wm. Bolthouse Farms, Inc., L+750, 8/9/16	Consumer Staples	Feb-10	$4,950,000	$5,000,000

Senior Secured Bonds (8.6%)
Paetec Communications, 8.9%, 6/30/17	Telecommunication Services	Jan-10	$2,355,230	$2,330,000
Reader’s Digest Association, Inc, L+650, 2/15/17	Consumer Discretionary	Feb-10	$9,700,000	$10,000,000

Mezzanine Debt (5.7%)
ATI Enterprises Inc., L+1100, 12/15/16	Consumer Discretionary	Jan-10	$7,892,500	$8,000,000

			$128,886,898	$147,694,617

The tables below show portfolio investments that were sold or experienced a repayment in excess of 1% of a position’s value between January 1, 2010 and February 12, 2010.

Security	Original Cost	Disposition Price	Transaction Type

American Safety Razor, L+625, 1/30/14	$1,800,000	$1,562,500	Sale
Reader’s Digest Association, Inc., L+650, 2/15/17	$1,940,000	$1,985,000	Sale

	Weighted	Weighted
	Average	Average
	Purchase	Disposition	Paydown
Security	Price(1)	Price(1)	Amount	Transaction Type

Bresnan Communications LLC, L+450, 3/29/14	72.0	100.0	$500,000	Paydown
King Pharmaceuticals, Inc., L+500, 4/19/12	90.1	100.0	$48,464	Paydown
Sorenson Communications, Inc., L+700, 2/16/14	83.9	100.0	$3,008,443	Paydown
Sorenson Communications, Inc., L+1200 PIK, 8/16/14	91.7	100.0	$4,658,566	Paydown

(1)	As a percentage of par value.

We have elected to change our industry classification methodology to the Global Industry Classification Standard (“GICS”). Below is a revised schedule of our investments as of December 31, 2009 that reflects this change.

		Date of Most	Original	Par
Security	Industry	Recent Purchase	Cost	Value

Senior Secured Loans – First Lien (45.5%)
Texas Competitive Electric Holdings (TXU Corp.), L+350, 10/10/14	Utilities	Oct-09	$3,339,190	$4,473,350
First Data Corporation, L+275, 9/24/14	Information Technology	Dec-09	$2,287,998	$2,982,233
Vertellus Specialties, Inc., L+425, 12/10/12	Materials	Feb-09	$395,675	$486,985
Global Tel Link, L+600, 2/14/13	Telecommunication Services	Feb-09	$351,917	$401,045
DTN, Inc., L+500, 3/10/13	Information Technology	Feb-09	$419,889	$482,631
King Pharmaceuticals, Inc., L+500, 4/19/12	Healthcare	Feb-09	$105,327	$116,868
Corel Corporation, L+400, 5/2/12	Information Technology	Aug-09	$1,294,635	$1,568,542
1-800 Contacts, L+395, 3/4/15	Healthcare	Jul-09	$2,696,260	$3,079,185
Clarke American, L+250, 6/30/14	Industrials	Dec-09	$1,749,267	$2,483,473
Kenan Advantage Group, Inc., L+275, 12/16/11	Industrials	Mar-09	$742,322	$989,762
West Corp, L+500, 10/24/13	Telecommunication Services	Mar-09	$431,855	$494,962
Contec LLC, L+475, 7/28/14	Telecommunication Services	May-09	$1,572,108	$1,983,681
Apptis Inc, L+325, 12/20/12	Information Technology	Apr-09	$644,064	$879,182
Safenet, L+250, 4/12/14	Information Technology	Mar-09	$339,023	$494,924
Intralinks, L+275, 6/15/14	Information Technology	May-09	$1,075,822	$1,480,188
NCO Group, L+500, 5/15/13	Information Technology	Dec-09	$2,552,998	$2,954,595
Columbian Chemicals, L+600, 3/16/13	Materials	Apr-09	$752,548	$1,213,787
Quantum Corp, L+350, 7/12/14	Information Technology	Apr-09	$744,353	$896,811
Clientlogic Corporation (Sitel), L+550, 1/30/14	Telecommunication Services	Jun-09	$1,440,000	$2,000,000
Caritor, Inc. (Keane), L+225, 6/4/13	Information Technology	Jul-09	$1,518,561	$1,988,169
WCP Exposition Services, L+600, 8/29/11	Consumer Discretionary	Jun-09	$246,117	$543,904
Pierre Foods, Inc., L+600, 9/30/14	Consumer Staples	Sep-09	$2,764,500	$2,850,000
CamelBak Products, Prime+475, 8/4/11	Consumer Discretionary	Oct-09	$1,799,232	$1,966,374
AmWINS Group, Inc., L+250, 6/8/13	Financials	Oct-09	$750,750	$975,000
National Processing Company , L+500, 10/31/13	Information Technology	Dec-09	$1,133,369	$1,196,168
Edwards Limited, L+200, 5/31/14	Industrials	Oct-09	$1,248,000	$1,950,000
Mosaic Sales Solutions, L+275, 4/3/13	Consumer Discretionary	Oct-09	$577,834	$888,975
Yell Group Plc, L+300, 7/31/14	Consumer Discretionary	Oct-09	$644,425	$845,147
InfrastruX Group, Inc, L+500, 0.5% PIK, 11/3/12	Industrials	Oct-09	$665,624	$723,504
SemGroup, L+700, 11/30/12	Energy	Nov-09	$3,800,000	$4,000,000
Green Tree Financial, L+575, 12/15/15	Financials	Dec-09	$2,850,000	$3,000,000

Senior Secured Loans – Second Lien (45.2%)
Asurion Corp, L+650, 7/3/15	Financials	Dec-09	$2,552,500	$3,000,000
Bresnan Communications LLC, L+450, 3/29/14	Telecommunication Services	Jan-09	$720,000	$1,000,000
Harrington Holdings, L+600, 7/11/14	Healthcare	Apr-09	$640,000	$1,000,000
Intergraph, L+600, 11/28/14	Information Technology	Apr-09	$850,000	$1,000,000
Awesome Acquisition Company (CiCi), L+500, 6/4/14	Consumer Discretionary	Oct-09	$2,125,902	$2,939,757
American Safety Razor, L+625, 1/30/14	Consumer Staples	Jun-09	$1,800,000	$2,500,000
Dresser Inc, L+575, 5/4/15	Energy	Dec-09	$3,050,000	$4,000,000
Sorenson Communications Inc, L+700, 2/16/14	Telecommunication Services	Nov-09	$2,523,980	$3,008,443
Aspect Software Group, L+700, 6/29/12	Information Technology	Aug-09	$2,025,000	$3,500,000
Sirius Computer, L+600, 5/30/13	Information Technology	Aug-09	$2,065,000	$3,000,000
FR Brand Acquisition Corp, L+600, 2/7/15	Industrials	Jul-09	$1,260,000	$2,000,000
Building Materials Corp of America, L+575, 10/6/14	Materials	Jul-09	$1,630,000	$2,000,000
Custom Building Products, L+800, 4/20/12	Materials	Aug-09	$2,321,875	$2,500,000
AmWINS Group, Inc., L+550, 6/8/14	Financials	Oct-09	$180,000	$300,000
Allen Systems Group, L+800, 2.0% PIK, 4/19/14	Information Technology	Oct-09	$3,805,160	$4,016,000
Attachmate Corporation, L+675, 10/13/13	Information Technology	Oct-09	$2,407,500	$3,000,000
ILC Holdings, Inc., 11.5%, 6/30/12	Industrials	Dec-09	$4,000,000	$4,000,000
Tenaska Power Fund, L+425, 12/15/14	Energy	Dec-09	$1,700,000	$2,000,000
Datatel, Inc., L+825, 12/10/16	Information Technology	Dec-09	$4,900,000	$5,000,000

Mezzanine Debt (9.2%)
Sorenson Communications Inc, L+1200 PIK, 8/16/14	Telecommunication Services	Dec-09	$4,218,098	$4,616,250
ATI Enterprises Inc., L+1100, 12/15/16	Consumer Discretionary	Dec-09	$4,900,000	$5,000,000

			$90,608,676	$109,769,895

“Prospectus Summary”

This supplement revises the prospectus cover page and the section entitled, “Summary — Plan of Distribution” as follows:

We are offering our shares on a continuous basis at a price of $10.00; however, to the extent that our net asset value increases, we will sell at a price necessary to ensure that shares are not sold at a price, after deduction of selling commissions and dealer manager fees, that is below net asset value per share. In the event of a material decline in our net asset value per share, which we consider to be a 5% decrease from the net offering price at our prior month’s closing, and subject to certain conditions, we will reduce our offering price accordingly.

“Plan of Distribution” and “Determination of Net Asset Value”

This supplement revises the sections entitled, “Plan of Distribution” and “Determination of Net Asset Value” as follows:

We are offering our shares on a continuous basis at a price of $10.00; however, to the extent that our net asset value increases, we will sell at a price necessary to ensure that shares are not sold at a price, after deduction of selling commissions and dealer manager fees, that is below net asset value per share.

In addition, a decline in our net asset value per share to an amount more than 5% below our current offering price, net of selling commissions and dealer manager fees, shall create a rebuttable presumption that there has been a material change in the value of our assets such that a reduction in the offering price per share is warranted. This presumption may only be rebutted if our board, in consultation with our management, reasonably and in good faith determines that the decline in net asset value per share is the result of a temporary movement in the credit markets, rather than a more fundamental shift in the valuation of our portfolio. In the event that (i) net asset value per share decreases to more than 5% below our current net offering price and (ii) our board believes that such decrease in the net asset value per share is the result of a non-temporary movement in the credit markets, our board will undertake to establish a new net offering price that is not more than 5% above our net asset value per share.

Promptly following any such adjustment to the net offering price per share, we will file a prospectus supplement with the SEC disclosing the adjusted net offering price, and we will also post the updated information on our website at www.fsinvestmentcorp.com. If our board determines that the decline in net asset value per share is the result of a temporary movement in the credit markets rather than a fundamental shift in the valuation of our portfolio and, as a result, does not adjust our net offering price per share, we will notify investors by issuing a press release and filing it with the SEC as part of a Form 8-K.